                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004
                                               -----------------------

Check here if Amendment [_]; Amendment Number:
                                               ------------
  This Amendment (Check only one.):  [X] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Account Management, LLC
          -------------------------------
Address:    17 Arlington Street
          -------------------------------
            Boston, MA  02116
          -------------------------------

          -------------------------------

Form 13F File Number:  28-01363
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter deRoetth
          -------------------------------
Title:      Principal
          -------------------------------
Phone:      617-236-4200
          -------------------------------

Signature, Place, and Date of Signing:

       /s/ Peter deRoetth          Boston, Massachusetts         5/13/04
  ---------------------------   ---------------------------   --------------
          [Signature]                  [City, State]              [Date]

Report Type (check only one.:

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 3 File Number               Name

      28-
         ---------------------         -------------------------------------
      [Repeats as necessary.]

Page 1 of 7                         FORM 13 F                      Name of Reporting Manager  Account Management, LLC
---------------------------------------------------------------------------------------------------------------------
                                                                                                 Item 6:
                                                                                         Investment Discretion
                                                                        Item 5:   -----------------------------------
                                                Item 3:     Item 4:    Shares or             (b) Shared-
           Item 1:                Item 2:       CUSIP     Fair Market  Principal             As Defined   (c) Shared-
       Name of Issuer          Title of Class   Number       Value      Amount    (a) Sole   in Instr. V     Other
---------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products       Common Stock   57772K101   93,799,137  1,997,001  1,997,001
---------------------------------------------------------------------------------------------------------------------
Corporate Executive Board       Common Stock   21988R102   17,860,000    380,000    380,000
---------------------------------------------------------------------------------------------------------------------
IDT Corporation Class B         Common Stock   448947309   37,317,800  1,852,000  1,852,000
---------------------------------------------------------------------------------------------------------------------
IDT Corporation                 Common Stock   448947101      238,440     12,000     12,000
---------------------------------------------------------------------------------------------------------------------
Supertex Inc.                   Common Stock   868532102   12,062,976    723,200    723,200
---------------------------------------------------------------------------------------------------------------------
Costar Group                    Common Stock   22160N109    6,083,550    165,000    165,000
---------------------------------------------------------------------------------------------------------------------
Credit Acceptance Corporation   Common Stock   225310101   20,989,647  1,105,300  1,105,300
---------------------------------------------------------------------------------------------------------------------
Lionbridge Technology           Common Stock   536252109    6,415,962    659,400    659,400
---------------------------------------------------------------------------------------------------------------------
Adtran Inc.                     Common Stock   00738A106                                  0
---------------------------------------------------------------------------------------------------------------------
Miller Industries               Common Stock   600551204      312,900     35,000     35,000
---------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                                   195,080,412  6,928,901
---------------------------------------------------------------------------------------------------------------------

                                                                 ---------------
                                                                 (SEC USE ONLY)
--------------------------------------------------------------------------------
                                                             Item 8:
                                                        Voting Authority
                                    Item 7:                 (Shares)
           Item 1:                 Managers    ---------------------------------
       Name of Issuer            See Instr. V   a) Sole    (b) Shared  (c) None
--------------------------------------------------------------------------------
Maxim Integrated Products                       1,997,001
--------------------------------------------------------------------------------
Corporate Executive Board                         380,000
--------------------------------------------------------------------------------
IDT Corporation Class B                         1,852,000
--------------------------------------------------------------------------------
IDT Corporation                                    12,000
--------------------------------------------------------------------------------
Supertex Inc.                                     723,200
--------------------------------------------------------------------------------
Costar Group                                      165,000
--------------------------------------------------------------------------------
Credit Acceptance Corporation                   1,105,300
--------------------------------------------------------------------------------
Lionbridge Technology                             659,400
--------------------------------------------------------------------------------
Adtran Inc.                                             0
--------------------------------------------------------------------------------
Miller Industries                                  35,000
--------------------------------------------------------------------------------
          COLUMN TOTALS
--------------------------------------------------------------------------------

Page 2 of 7                         FORM 13 F                       Name of Reporting Manager Account Management, LLC
---------------------------------------------------------------------------------------------------------------------
                                                                                                 Item 6:
                                                                                         Investment Discretion
                                                                        Item 5:   -----------------------------------
                                                Item 3:     Item 4:    Shares or             (b) Shared-
           Item 1:                Item 2:       CUSIP     Fair Market  Principal             As Defined   (c) Shared-
       Name of Issuer          Title of Class   Number       Value      Amount    (a) Sole   in Instr. V     Other
---------------------------------------------------------------------------------------------------------------------
CyberSource Corporation        Common Stock    23251J106       21,083      4,338      4,338
---------------------------------------------------------------------------------------------------------------------
Net2Phone, Inc.                Common Stock    64108N106   14,816,050  2,882,500  2,882,500
---------------------------------------------------------------------------------------------------------------------
Goldcorp Inc.                  Common Stock    380956409       74,050      5,000      5,000
---------------------------------------------------------------------------------------------------------------------
Placer Dome Inc.               Common Stock    725906101      431,280     24,000     24,000
---------------------------------------------------------------------------------------------------------------------
Dean Foods, Inc.               Common Stock    242370104    3,323,300     99,500     99,500
---------------------------------------------------------------------------------------------------------------------
Province Healthcare Co.        Common Stock    743977100    1,232,250     77,500     77,500
---------------------------------------------------------------------------------------------------------------------
Critical Path, Inc.            Common Stock    22674V506      436,674    208,935      9,500
---------------------------------------------------------------------------------------------------------------------
CitiGroup Inc.                 Common Stock    172967101      491,150      9,500      9,500
---------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corporation       Common Stock    717265102    1,200,402     14,700     14,700
---------------------------------------------------------------------------------------------------------------------
Agnico Eagle Mines Ltd.        Common Stock    008474108                                  0
---------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                                    22,026,239  3,325,973
---------------------------------------------------------------------------------------------------------------------

                                                                 ---------------
                                                                 (SEC USE ONLY)
--------------------------------------------------------------------------------
                                                             Item 8:
                                                        Voting Authority
                                    Item 7:                 (Shares)
           Item 1:                 Managers    ---------------------------------
       Name of Issuer            See Instr. V   a) Sole    (b) Shared  (c) None
--------------------------------------------------------------------------------
CyberSource Corporation                             4,338
--------------------------------------------------------------------------------
Net2Phone, Inc.                                 2,882,500
--------------------------------------------------------------------------------
Goldcorp Inc.                                       5,000
--------------------------------------------------------------------------------
Placer Dome Inc.                                   24,000
--------------------------------------------------------------------------------
Dean Foods, Inc.                                   99,500
--------------------------------------------------------------------------------
Province Healthcare Co.                            77,500
--------------------------------------------------------------------------------
Critical Path, Inc.                               208,935
--------------------------------------------------------------------------------
CitiGroup Inc.                                      9,500
--------------------------------------------------------------------------------
Phelps Dodge Corporation                           14,700
--------------------------------------------------------------------------------
Agnico Eagle Mines Ltd.                                 0
--------------------------------------------------------------------------------
          COLUMN TOTALS
--------------------------------------------------------------------------------

Page 3 of 7                            FORM 13 F                       Name of Reporting Manager Account Management, LLC
------------------------------------------------------------------------------------------------------------------------
                                                                                                    Item 6:
                                                                                            Investment Discretion
                                                                           Item 5:   -----------------------------------
                                                   Item 3:     Item 4:    Shares or            (b) Shared-
           Item 1:                   Item 2:       CUSIP     Fair Market  Principal             As Defined   (c) Shared-
       Name of Issuer             Title of Class   Number       Value      Amount    (a) Sole   in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions    Common Stock  109195107    7,017,408   148,800    148,800
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage           Common Stock  313586109                                 0
------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics                      Common Stock  866942105    1,995,100   210,000    210,000
------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                     Common Stock  428236103      445,380    19,500     19,500
------------------------------------------------------------------------------------------------------------------------
Pan Amer Silver                     Common Stock  697900108      169,290     9,500      9,500
------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome                      Common Stock  37733W105                                 0
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Cp                      Common Stock  30231G102      374,310     9,000      9,000
------------------------------------------------------------------------------------------------------------------------
Cabot Corporation                   Common Stock  127055101                                 0
------------------------------------------------------------------------------------------------------------------------
Aradigm Corporation                 Common Stock  038505103      661,525   281,500    281,500
------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation           Common Stock  166764100       61,446       700        700
------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                                       10,724,459   679,000
------------------------------------------------------------------------------------------------------------------------

                                                                 ----------------
                                                                  (SEC USE ONLY)
---------------------------------------------------------------------------------
                                                              Item 8:
                                                         Voting Authority
                                     Item 7:                 (Shares)
           Item 1:                  Managers    ---------------------------------
       Name of Issuer             See Instr. V   a) Sole    (b) Shared  (c) None
---------------------------------------------------------------------------------
Bright Horizons Family Solutions                  148,800
---------------------------------------------------------------------------------
Federal National Mortgage                               0
---------------------------------------------------------------------------------
Sun Hydraulics                                    210,000
---------------------------------------------------------------------------------
Hewlett Packard                                    19,500
---------------------------------------------------------------------------------
Pan Amer Silver                                     9,500
---------------------------------------------------------------------------------
Glaxo Wellcome                                          0
---------------------------------------------------------------------------------
Exxon Mobil Cp                                      9,000
---------------------------------------------------------------------------------
Cabot Corporation                                       0
---------------------------------------------------------------------------------
Aradigm Corporation                               281,500
---------------------------------------------------------------------------------
ChevronTexaco Corporation                             700
---------------------------------------------------------------------------------
          COLUMN TOTALS
---------------------------------------------------------------------------------

Page 4 of 7                                    FORM 13 F                          Name of Reporting Manager  Account Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Item 6:
                                                                                                       Investment Discretion
                                                                                  Item 5:   ----------------------------------------
                                                         Item 3:      Item 4:    Shares or               (b) Shared-
         Item 1:                             Item 2:      CUSIP     Fair Market  Principal                As Defined    (c) Shared-
     Name of Issuer                      Title of Class   Number       Value      Amount    (a) Sole     in Instr. V        Other
------------------------------------------------------------------------------------------------------------------------------------
Pepsico                                   Common Stock   713448108                                  0
------------------------------------------------------------------------------------------------------------------------------------
Johnson and Johnson                       Common Stock   478160104   2,183,192      43,044     43,044
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger                              Common Stock   806857108   1,289,770      20,200     20,200
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corporation                Common Stock   651639106   5,788,688      81,250     81,250
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asia-Pacific Income              Common Stock   003009107   1,113,500     170,000     70,000
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp. Ser. A                Common Stock   530718105   3,869,730     353,400     53,400
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical                              Common Stock   260543103     412,870      10,250     10,250
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. Class A Common    Common Stock   084670108   2,145,900          23         23
------------------------------------------------------------------------------------------------------------------------------------
Meridian Gold                             Common Stock   589975101      12,200       1,000      1,000
------------------------------------------------------------------------------------------------------------------------------------
                COLUMN TOTALS                                       16,815,850     679,167
------------------------------------------------------------------------------------------------------------------------------------

                                                                  --------------
                                                                  (SEC USE ONLY)
--------------------------------------------------------------------------------

                                                              Item 8:
                                                         Voting Authority
                                   Item 7:                    (Shares)
         Item 1:                  Managers     ---------------------------------
     Name of Issuer             See Instr. V   (a) Sole    (b) Shared   (c) None
--------------------------------------------------------------------------------
Pepsico                                               0
--------------------------------------------------------------------------------
Johnson and Johnson                              43,044
--------------------------------------------------------------------------------
Schlumberger                                     20,200
--------------------------------------------------------------------------------
Newmont Mining Corporation                       81,250
--------------------------------------------------------------------------------
Aberdeen Asia-Pacific Income                    170,000
--------------------------------------------------------------------------------
Liberty Media Corp. Ser. A                      353,400
--------------------------------------------------------------------------------
Dow Chemical                                     10,250
--------------------------------------------------------------------------------
Berkshire Hathaway Inc. Class A Common               23
--------------------------------------------------------------------------------
Meridian Gold                                     1,000
--------------------------------------------------------------------------------
                COLUMN TOTALS
--------------------------------------------------------------------------------

Page 5 of 7                             FORM 13 F                             Name of Reporting Manager  Account Management, LLC
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Item 6:
                                                                                                   Investment Discretion
                                                                             Item 5:    ----------------------------------------
                                                   Item 3:      Item 4:     Shares or                (b) Shared-
         Item 1:                     Item 2:        CUSIP     Fair Market   Principal                 As Defined    (c) Shared-
     Name of Issuer               Title of Class    Number       Value        Amount    (a) Sole     in Instr. V        Other
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                       Common Stock     244199105                                   0
--------------------------------------------------------------------------------------------------------------------------------
Cons Energy Inc.                  Common Stock     20854P109   1,149,720       42,900     42,900
--------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom Inc 'A'           Common Stock     913247508     161,310       19,000     19,000
--------------------------------------------------------------------------------------------------------------------------------
Red Hat Inc.                      Common Stock     756577102                                   0
--------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway "B"            Common Stock     084670207      31,110           10         10
--------------------------------------------------------------------------------------------------------------------------------
CapitalSource Inc                 Common Stock     14055X102     314,300       14,000     14,000
--------------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare                 Common Stock     92553Q209     745,668       32,965     32,965
--------------------------------------------------------------------------------------------------------------------------------
Kinross Gold Corporation          Common Stock     496902206     605,458       82,600     82,600
--------------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp              Common Stock     477143101     252,500       10,000     10,000
--------------------------------------------------------------------------------------------------------------------------------
Quality Distribution Inc.         Common Stock     74756M102     765,725       54,500     54,500
--------------------------------------------------------------------------------------------------------------------------------
                COLUMN TOTALS                                  4,025,791      255,975
--------------------------------------------------------------------------------------------------------------------------------

                                                                  ---------------
                                                                   (SEC USE ONLY)
---------------------------------------------------------------------------------

                                                              Item 8:
                                                         Voting Authority
                                   Item 7:                    (Shares)
         Item 1:                  Managers     ----------------------------------
     Name of Issuer             See Instr. V   (a) Sole    (b) Shared  (c) None
---------------------------------------------------------------------------------
Deere & Co.                                           0
---------------------------------------------------------------------------------
Cons Energy Inc.                                 42,900
---------------------------------------------------------------------------------
UnitedGlobalCom Inc 'A'                          19,000
---------------------------------------------------------------------------------
Red Hat Inc.                                          0
---------------------------------------------------------------------------------
Berkshire Hathaway "B"                               10
---------------------------------------------------------------------------------
CapitalSource Inc                                14,000
---------------------------------------------------------------------------------
Viasys Healthcare                                32,965
---------------------------------------------------------------------------------
Kinross Gold Corporation                         82,600
---------------------------------------------------------------------------------
JetBlue Airways Corp                             10,000
---------------------------------------------------------------------------------
Quality Distribution Inc.                        54,500
---------------------------------------------------------------------------------
                COLUMN TOTALS
---------------------------------------------------------------------------------

Page 6 of 7                             FORM 13 F                             Name of Reporting Manager  Account Management, LLC
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Item 6:
                                                                                                   Investment Discretion
                                                                             Item 5:    ----------------------------------------
                                                    Item 3:     Item 4:     Shares or                (b) Shared-
         Item 1:                      Item 2:       CUSIP     Fair Market   Principal                 As Defined    (c) Shared-
     Name of Issuer               Title of Class    Number       Value        Amount    (a) Sole     in Instr. V        Other
--------------------------------------------------------------------------------------------------------------------------------
Ritchie Bros. Auction              Common Stock    767744105   5,919,617      105,350    105,350
--------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions     Common Stock    192446102      67,875        1,500      1,500
--------------------------------------------------------------------------------------------------------------------------------
Apache Corporation                 Common Stock    037411105     431,700       10,000     10,000
--------------------------------------------------------------------------------------------------------------------------------
BP Plc.                            Common Stock    055622104     678,400       13,250     13,250
--------------------------------------------------------------------------------------------------------------------------------
Suncor Energy Inc                  Common Stock    867229106     615,375       22,500     22,500
--------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation           Common Stock    25179M103     505,905        8,700      8,700
--------------------------------------------------------------------------------------------------------------------------------
EOG Resources Inc.                 Common Stock    26875P101     789,308       17,200     17,200
--------------------------------------------------------------------------------------------------------------------------------
Burlington Resources               Common Stock    122014103     671,297       10,550     10,550
--------------------------------------------------------------------------------------------------------------------------------
Nabors Industries Ltd              Common Stock   G6359QF103      22,875          500        500
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corporation           Common Stock    35914P105     329,460       17,000     17,000
--------------------------------------------------------------------------------------------------------------------------------
           COLUMN TOTALS                                      10,031,812      206,550
--------------------------------------------------------------------------------------------------------------------------------

                                                                  ---------------
                                                                   (SEC USE ONLY)
---------------------------------------------------------------------------------

                                                              Item 8:
                                                         Voting Authority
                                   Item 7:                    (Shares)
         Item 1:                  Managers     ----------------------------------
     Name of Issuer             See Instr. V   (a) Sole    (b) Shared  (c) None
---------------------------------------------------------------------------------
Ritchie Bros. Auction                           105,350
---------------------------------------------------------------------------------
Cognizant Technology Solutions                    1,500
---------------------------------------------------------------------------------
Apache Corporation                               10,000
---------------------------------------------------------------------------------
BP Plc.                                          13,250
---------------------------------------------------------------------------------
Suncor Energy Inc                                22,500
---------------------------------------------------------------------------------
Devon Energy Corporation                          8,700
---------------------------------------------------------------------------------
EOG Resources Inc.                               17,200
---------------------------------------------------------------------------------
Burlington Resources                             10,550
---------------------------------------------------------------------------------
Nabors Industries Ltd                               500
---------------------------------------------------------------------------------
Frontier Oil Corporation                         17,000
---------------------------------------------------------------------------------
           COLUMN TOTALS
---------------------------------------------------------------------------------

Page 7 of 7                                  FORM 13 F                        Name of Reporting Manager  Account Management, LLC
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Item 6:
                                                                                                   Investment Discretion
                                                                             Item 5:    ----------------------------------------
                                                     Item 3:     Item 4:     Shares or                (b) Shared-
         Item 1:                       Item 2:       CUSIP     Fair Market   Principal                 As Defined    (c) Shared-
     Name of Issuer                Title of Class    Number       Value        Amount    (a) Sole     in Instr. V        Other
--------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp. Holdings          Common Stock    626717102     324,296       5,150         5,150
--------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corporation   Common Stock    674599105     391,425       8,500         8,500
--------------------------------------------------------------------------------------------------------------------------------
American International Group Inc.  Common Stock    026874107                                     0
--------------------------------------------------------------------------------------------------------------------------------
Barrick Gold Cp                    Common Stock    067901108     118,900       5,000         5,000
--------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum                 Common Stock    032511107      15,558         300           300
--------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                    Common Stock    055482103     129,810       3,000         3,000
--------------------------------------------------------------------------------------------------------------------------------
Cognex Corporation                 Common Stock    192422103     249,375       7,500         7,500
--------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.               Common Stock    704549104     667,419      14,350        14,350
--------------------------------------------------------------------------------------------------------------------------------
IAMGOLD Cop.                       Common Stock    450913108     231,460      35,500        35,500
--------------------------------------------------------------------------------------------------------------------------------
                                   Common Stock                                                  0
--------------------------------------------------------------------------------------------------------------------------------
              COLUMN TOTALS                                                2,128,243        79,300
--------------------------------------------------------------------------------------------------------------------------------

                                                                  ---------------
                                                                   (SEC USE ONLY)
---------------------------------------------------------------------------------

                                                              Item 8:
                                                         Voting Authority
                                   Item 7:                    (Shares)
         Item 1:                  Managers     ----------------------------------
     Name of Issuer             See Instr. V   (a) Sole    (b) Shared  (c) None
---------------------------------------------------------------------------------
Murphy Oil Corp. Holdings                         5,150
---------------------------------------------------------------------------------
Occidental Petroleum Corporation                  8,500
---------------------------------------------------------------------------------
American International Group Inc.                     0
---------------------------------------------------------------------------------
Barrick Gold Cp                                   5,000
---------------------------------------------------------------------------------
Anadarko Petroleum                                  300
---------------------------------------------------------------------------------
BJ Services Co.                                   3,000
---------------------------------------------------------------------------------
Cognex Corporation                                7,500
---------------------------------------------------------------------------------
Peabody Energy Corp.                             14,350
---------------------------------------------------------------------------------
IAMGOLD Cop.                                     35,500
---------------------------------------------------------------------------------
                                                      0
---------------------------------------------------------------------------------
              COLUMN TOTALS
---------------------------------------------------------------------------------

Maxim Integrated Products              57772K101             Updated: 04/20/2004
Corporate Executive Board              21988R102
IDT Corporation Class B                448947309
IDT Corporation                        448947101
Supertex Inc.                          868532102
Costar Group                           22160N109
Credit Acceptance Corporation          225310101
Lionbridge Technology                  536252109
Adtran Inc.                            00738A106
Miller Industries                      600551204
CyberSource Corporation                23251J106
Net2Phone, Inc.                        64108N106
Goldcorp Inc.                          380956409
Placer Dome Inc.                       725906101
Dean Foods, Inc.                       242370104
Province Healthcare Co.                743977100
Critical Path, Inc.                    22674V506
CitiGroup Inc.                         172967101
Phelps Dodge Corporation               717265102
Agnico Eagle Mines Ltd.                008474108
Bright Horizons Family Solutions       109195107
Federal National Mortgage              313586109
Sun Hydraulics                         866942105
Hewlett Packard                        428236103
Pan Amer Silver                        697900108
Glaxo Wellcome                         37733W105
Exxon Mobil Cp.                        30231G102
Cabot Corporation                      127055101
Aradigm Corporation                    038505103
ChevronTexaco Corporation              166764100
Pepsico                                713448108
Johnson and Johnson                    478160104

Schlumberger                                806857108
Newmont Mining Corporation                  651639106
Aberdeen Asia-Pacific Income                003009107
Liberty Media Corp. Ser. A                  530718105
Dow Chemical                                260543103
Berkshire Hathaway Inc. Class A Common      084670108
Invacare Corporation                        461203101
Deere & Co.                                 244199105
McDonald's Corp.                            580135101
UnitedGlobalCom Inc 'A'                     913247508
Red Hat Inc.                                756577102
EMC Corp                                    268648102
Abbott Laboratories                         002824100
Viasys Healthcare                           92553Q209
Kinross Gold Corporation                    496902206
Callidus Software                           13123E500
Quality Distribution Inc.                   74756M102
Ritchie Bros. Auction                       767744105
Cons Energy Inc.                            20854P109
Apache Corporation                          037411105
BP Plc.                                     055622104
Suncor Energy Inc.                          867229106
Devon Energy Corporation                    25179M103
EOG Resources Inc.                          26875P101
Burlington Resources                        122014103
Alexander & Baldwin                         014482103
Frontier Oil Corporation                    35914P105
Murphy Oil Corp. Holdings                   626717102
Occidental Petroleum Corporation            674599105
American International Group Inc.           026874107
Barrick Gold Cp                             067901108
Anadarko Petroleum                          032511107

BJ Services Co.                             055482103
Gognex Corporation                          192422103
Peabody Energy Corp.                        704549104
IAMGOLD Corp.                               450913108